Short-Term Loan	12 Months Ended
Dec. 31, 2022
Short-Term Loan [Abstract]
SHORT-TERM LOAN

11. SHORT-TERM LOAN

On February 18, 2020, the Company entered an unsecured loan agreement with a third-party in the amount of $100,000. This loan bears the interest rate of 1.5% per annum and will be matured on August 17, 2020. On August 18, 2020, the Company extended the contract for six months under the same term. On February 18, 2021, the Company extended the contract for six months under the same term. On August 26, 2021, the loan with interest totaling $102,272 has been repaid in full.

Accrued interest expense were both $0 as of December 31, 2022 and 2021, respectively.